PROVISION FOR JUDICIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
PROVISION FOR JUDICIAL LIABILITIES
Schedule of changes in provisions for probable losses

	December 31,
	2021
	Tax and		Civil,
	social		environment	Contingent
	security	Labor	and real estate	liabilities (1) (2)	Total
Balance provision at the beginning for the year	476,070	217,180	50,368	2,709,253	3,452,871
Payments	(21,155)	(37,368)	(49,519)		(108,042)
Write-off	(5,807)	(105,366)	(9,249)	(14,712)	(135,134)
Additions	17,718	88,777	79,245		185,740
Monetary adjustment	10,270	15,702	11,747		37,719
Balance provision	477,096	178,925	82,592	2,694,541	3,433,154
Judicial deposits	(135,590)	(45,302)	(19,650)		(200,542)
Balance provision at the end for the year	341,506	133,623	62,942	2,694,541	3,232,612
1)

Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,496,358 and civil in the amount of R$198,183, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination.

2)	Reversal due to a change in prognosis and/or settlement.

	December 31,
	2020
	Tax and		Civil,
	social		environment	Contingent
	security	Labor	and real estate	liabilities (1) (2)	Total
Balance provision at the beginning for the year	492,413	227,139	64,897	2,902,352	3,686,801
Payments	(23,162)	(43,783)	(14,618)		(81,563)
Write-off	(23,106)	(52,333)	(25,223)	(193,099)	(293,761)
Additions	20,560	64,053	17,337		101,950
Monetary adjustment	9,365	22,104	7,975		39,444
Balance provision	476,070	217,180	50,368	2,709,253	3,452,871
Judicial deposits	(135,641)	(57,780)	(3,495)		(196,916)
Balance provision at the end for the year	340,429	159,400	46,873	2,709,253	3,255,955
1)	Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,508,162 and civil in the amount of R$201,091, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.
2)	Reversal due to a change in prognosis and/or settlement.

Schedule of possible losses for which no provision has been recorded

The Company is involved in tax, civil and labor lawsuits, for which losses have been assessed as possible by Management with the support from legal counsel and therefore no provision was recorded:

	December 31,	December 31,
	2021	2020
Taxes and social security(1)	7,539,938	7,145,147
Labor	211,767	263,971
Civil and environment (1)	3,691,778	3,068,884
	11,443,483	10,478,002
1)	The amounts above do not include the fair value adjustment allocated to probable contingencies of R$2,515,486 (R$2,677,970 as of December 31, 2020), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination, as presented in note 20.1.1. above.